Commitments and Contingencies (Details) - Schedule of capital expenditure commitments	Jun. 30, 2022 USD ($)
Commitments and Contingencies (Details) - Schedule of capital expenditure commitments [Line Items]
Service fee commitments	$ 396,320
Operating lease commitments	2,958,414
Purchase commitments	3,106,786
Total	6,461,520
Less than 1 year [Member]
Commitments and Contingencies (Details) - Schedule of capital expenditure commitments [Line Items]
Service fee commitments	339,703
Operating lease commitments	2,096,585
Purchase commitments	3,106,786
Total	5,543,074
1-3 years [Member]
Commitments and Contingencies (Details) - Schedule of capital expenditure commitments [Line Items]
Service fee commitments	56,617
Operating lease commitments	834,442
Purchase commitments
Total	891,059
4-5 years [Member]
Commitments and Contingencies (Details) - Schedule of capital expenditure commitments [Line Items]
Service fee commitments
Operating lease commitments	27,387
Purchase commitments
Total	27,387
More than 5 years [Member]
Commitments and Contingencies (Details) - Schedule of capital expenditure commitments [Line Items]
Service fee commitments
Operating lease commitments
Purchase commitments
Total